UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00781)

Exact name of registrant as specified in charter:	The Putnam Fund for Growth and Income

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2012

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments:

The Putnam Fund for Growth and Income

The fund's portfolio
1/31/12 (Unaudited)

COMMON STOCKS (98.5%)(a)
	Shares	Value

Aerospace and defense (3.9%)

Embraer SA ADR (Brazil)	944,400	$25,895,448

Honeywell International, Inc.	1,092,600	63,414,504

L-3 Communications Holdings, Inc.	196,200	13,879,188

Northrop Grumman Corp.	530,900	30,818,745

United Technologies Corp.	536,500	42,034,775

		176,042,660
Airlines (0.3%)

Delta Air Lines, Inc.(NON)	572,000	6,034,600

United Continental Holdings, Inc.(NON)	349,600	8,075,760

		14,110,360
Auto components (0.5%)

American Axle & Manufacturing Holdings, Inc.(NON)(S)	1,122,500	13,537,350

Johnson Controls, Inc.	287,600	9,137,052

		22,674,402
Automobiles (0.4%)

Ford Motor Co.(NON)(S)	1,320,300	16,398,126

		16,398,126
Beverages (0.7%)

Beam, Inc.	73,400	3,839,554

Coca-Cola Enterprises, Inc.	1,060,200	28,402,758

		32,242,312
Biotechnology (0.4%)

Amgen, Inc.	136,000	9,235,760

Cubist Pharmaceuticals, Inc.(NON)(S)	65,900	2,690,038

Dendreon Corp.(NON)(S)	379,300	5,150,894

		17,076,692
Building products (0.4%)

Fortune Brands Home & Security, Inc.(NON)	444,519	8,254,718

Owens Corning, Inc.(NON)(S)	326,600	11,022,750

		19,277,468
Capital markets (4.1%)

Bank of New York Mellon Corp. (The)	885,400	17,823,102

Blackstone Group LP (The)	488,000	7,715,280

Charles Schwab Corp. (The)	747,600	8,709,540

Goldman Sachs Group, Inc. (The)	425,893	47,474,293

KKR & Co. LP	655,277	9,160,772

Legg Mason, Inc.(S)	423,800	10,794,186

Morgan Stanley	1,683,400	31,395,410

State Street Corp.	1,237,200	48,473,496

		181,546,079
Chemicals (2.2%)

Celanese Corp. Ser. A	203,000	9,888,130

Dow Chemical Co. (The)(S)	1,372,900	46,005,879

E.I. du Pont de Nemours & Co.	243,200	12,376,448

LyondellBasell Industries NV Class A (Netherlands)	656,400	28,290,840

Tronox, Inc.(NON)(S)	12,453	1,796,345

		98,357,642
Commercial banks (4.8%)

Fifth Third Bancorp	1,307,200	17,006,672

First Horizon National Corp.(S)	1,081,600	9,442,368

KeyCorp	601,400	4,672,878

PNC Financial Services Group, Inc.	229,500	13,522,140

SunTrust Banks, Inc.	335,000	6,890,950

U.S. Bancorp	1,049,700	29,622,534

Wells Fargo & Co.	4,608,579	134,616,593

		215,774,135
Communications equipment (2.2%)

Cisco Systems, Inc.	3,998,057	78,481,859

Juniper Networks, Inc.(NON)	586,300	12,271,259

Qualcomm, Inc.	127,400	7,493,668

		98,246,786
Computers and peripherals (2.7%)

Apple, Inc.(NON)	78,600	35,879,328

Hewlett-Packard Co.	1,806,200	50,537,476

SanDisk Corp.(NON)	434,400	19,930,272

Seagate Technology	705,600	14,916,384

		121,263,460
Construction and engineering (0.7%)

Fluor Corp.	260,200	14,633,648

KBR, Inc.	574,200	18,454,788

		33,088,436
Diversified consumer services (0.1%)

Apollo Group, Inc. Class A(NON)(S)	81,700	4,281,897

		4,281,897
Diversified financial services (6.4%)

Bank of America Corp.	9,003,894	64,197,764

Citigroup, Inc.	3,327,780	102,229,402

JPMorgan Chase & Co.(S)	3,214,582	119,903,909

		286,331,075
Diversified telecommunication services (5.0%)

AT&T, Inc.	2,403,000	70,672,230

CenturyLink, Inc.	890,700	32,982,621

Verizon Communications, Inc.(S)	3,178,459	119,700,766

		223,355,617
Electric utilities (1.7%)

Edison International	613,300	25,169,832

Entergy Corp.	308,915	21,432,523

Great Plains Energy, Inc.(S)	733,041	15,115,305

PPL Corp.	576,000	16,007,040

		77,724,700
Electronic equipment, instruments, and components (0.4%)

Jabil Circuit, Inc.(S)	519,900	11,780,934

TE Connectivity, Ltd. (Switzerland)	197,200	6,724,520

		18,505,454
Energy equipment and services (2.9%)

Baker Hughes, Inc.	379,800	18,659,574

Cameron International Corp.(NON)	474,400	25,238,080

Halliburton Co.	243,200	8,944,896

Oil States International, Inc.(NON)	60,800	4,845,152

Schlumberger, Ltd.	525,439	39,497,250

Transocean, Ltd. (Switzerland)	379,500	17,950,350

Weatherford International, Ltd. (Switzerland)(NON)	831,895	13,925,922

		129,061,224
Food and staples retail (1.1%)

CVS Caremark Corp.	687,500	28,703,125

Wal-Mart Stores, Inc.	326,500	20,034,040

		48,737,165
Food products (0.4%)

Sara Lee Corp.	935,100	17,907,165

		17,907,165
Health-care equipment and supplies (2.6%)

Baxter International, Inc.	1,034,900	57,416,252

Boston Scientific Corp.(NON)	1,516,087	9,035,879

Covidien PLC (Ireland)	631,472	32,520,808

Stryker Corp.	328,500	18,208,755

		117,181,694
Health-care providers and services (2.2%)

Aetna, Inc.	1,040,400	45,465,480

CIGNA Corp.	632,200	28,341,526

Lincare Holdings, Inc.(S)	307,300	7,894,537

WellPoint, Inc.	226,200	14,549,184

		96,250,727
Hotels, restaurants, and leisure (0.7%)

Carnival Corp.	441,200	13,324,240

Vail Resorts, Inc.(S)	162,300	7,077,903

Wyndham Worldwide Corp.	284,880	11,326,829

		31,728,972
Household durables (0.6%)

D.R. Horton, Inc.(S)	607,400	8,455,008

Newell Rubbermaid, Inc.	1,034,600	19,109,062

		27,564,070
Household products (0.9%)

Energizer Holdings, Inc.(NON)(S)	130,400	10,056,448

Procter & Gamble Co. (The)	475,500	29,975,520

		40,031,968
Independent power producers and energy traders (0.9%)

AES Corp. (The)(NON)	2,221,900	28,351,444

Calpine Corp.(NON)	786,700	11,485,820

		39,837,264
Industrial conglomerates (4.5%)

General Electric Co.	7,553,320	141,322,617

Tyco International, Ltd.	1,194,842	60,877,200

		202,199,817
Insurance (6.8%)

ACE, Ltd.	434,200	30,220,320

Aflac, Inc.	965,600	46,570,888

Allstate Corp. (The)	1,916,000	55,276,600

Assured Guaranty, Ltd. (Bermuda)	1,329,680	20,623,337

Chubb Corp. (The)(S)	225,075	15,172,306

Everest Re Group, Ltd.	187,620	16,022,748

Hartford Financial Services Group, Inc. (The)	1,355,600	23,750,112

Marsh & McLennan Cos., Inc.(S)	253,700	8,014,383

MetLife, Inc.	1,451,187	51,270,437

Prudential Financial, Inc.	344,200	19,702,008

XL Group PLC	802,600	16,268,702

		302,891,841
IT Services (0.5%)

IBM Corp.	66,000	12,711,600

Unisys Corp.(NON)	510,212	10,699,146

		23,410,746
Leisure equipment and products (0.3%)

Hasbro, Inc.(S)	388,100	13,548,571

		13,548,571
Machinery (1.0%)

Illinois Tool Works, Inc.	350,400	18,581,712

Parker Hannifin Corp.(S)	158,500	12,787,780

Stanley Black & Decker, Inc.(S)	157,200	11,032,296

		42,401,788
Media (4.5%)

Comcast Corp. Class A	2,470,500	65,690,595

DISH Network Corp. Class A	619,100	17,285,272

Interpublic Group of Companies, Inc. (The)	1,616,900	16,702,577

News Corp. Class A	785,100	14,783,433

Time Warner Cable, Inc.(S)	182,180	13,430,310

Time Warner, Inc.(S)	1,352,200	50,112,532

Walt Disney Co. (The)	619,200	24,086,880

		202,091,599
Metals and mining (1.5%)

Alcoa, Inc.	675,200	6,860,032

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	583,438	26,960,670

Newmont Mining Corp.	108,500	6,670,580

Nucor Corp.(S)	317,300	14,116,677

Rio Tinto PLC (United Kingdom)	132,089	7,974,522

U.S. Steel Corp.(S)	155,900	4,706,621

		67,289,102
Multiline retail (0.6%)

Target Corp.	488,400	24,815,604

		24,815,604
Multi-utilities (1.5%)

Ameren Corp.	788,700	24,954,468

CMS Energy Corp.(S)	350,000	7,640,500

National Grid PLC (United Kingdom)	707,159	7,049,216

PG&E Corp.(S)	614,400	24,981,504

		64,625,688
Oil, gas, and consumable fuels (10.9%)

Apache Corp.	467,522	46,228,575

BP PLC ADR (United Kingdom)	154,816	7,107,603

Cabot Oil & Gas Corp. Class A(S)	331,000	10,558,900

Chevron Corp.	827,400	85,288,392

ConocoPhillips	393,600	26,847,456

CONSOL Energy, Inc.	209,900	7,501,826

Exxon Mobil Corp.	1,132,192	94,809,758

Hess Corp.	693,600	39,049,680

Marathon Oil Corp.	1,487,900	46,705,181

Nexen, Inc. (Canada)	666,000	11,934,720

Noble Energy, Inc.	373,000	37,549,910

Nordic American Tankers, Ltd. (Norway)(S)	328,900	4,558,554

Occidental Petroleum Corp.	182,814	18,239,353

Petroleo Brasileiro SA ADR (Brazil)	430,900	13,163,995

Royal Dutch Shell PLC ADR (United Kingdom)(S)	174,509	12,452,962

Southwestern Energy Co.(NON)	257,300	8,012,322

Sunoco, Inc.	118,300	4,537,988

Total SA ADR (France)(S)	315,400	16,706,738

		491,253,913
Paper and forest products (0.3%)

International Paper Co.	488,500	15,211,890

		15,211,890
Personal products (0.2%)

Avon Products, Inc.(S)	540,500	9,604,685

		9,604,685
Pharmaceuticals (7.7%)

Abbott Laboratories	224,800	12,172,920

Johnson & Johnson	1,427,900	94,112,889

Merck & Co., Inc.	2,311,291	88,429,994

Pfizer, Inc.	5,998,745	128,373,143

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	452,900	20,439,377

		343,528,323
Real estate investment trusts (REITs) (0.4%)

Chimera Investment Corp.(S)	2,300,200	6,992,608

CreXus Investment Corp.	338,600	3,748,302

MFA Financial, Inc.	1,237,100	9,080,314

		19,821,224
Road and rail (0.2%)

Hertz Global Holdings, Inc.(NON)	804,300	10,938,480

		10,938,480
Semiconductors and semiconductor equipment (1.7%)

Advanced Micro Devices, Inc.(NON)(S)	3,344,100	22,438,911

First Solar, Inc.(NON)(S)	147,700	6,244,756

Intel Corp.	759,400	20,063,348

Lam Research Corp.(NON)(S)	156,700	6,673,853

Novellus Systems, Inc.(NON)	189,200	8,920,780

Texas Instruments, Inc.(S)	394,000	12,757,720

		77,099,368
Software (2.3%)

Adobe Systems, Inc.(NON)	154,300	4,775,585

Microsoft Corp.	2,622,900	77,454,237

Oracle Corp.	796,800	22,469,760

		104,699,582
Specialty retail (2.3%)

American Eagle Outfitters, Inc.	823,100	11,597,479

Best Buy Co., Inc.(S)	604,100	14,468,195

Foot Locker, Inc.	449,300	11,789,632

Lowe's Cos., Inc.	1,415,000	37,964,450

Office Depot, Inc.(NON)(S)	3,601,600	9,832,368

OfficeMax, Inc.(NON)(S)	808,100	4,468,793

Signet Jewelers, Ltd. (Bermuda)	98,600	4,494,188

Staples, Inc.	596,300	8,723,869

		103,338,974
Textiles, apparel, and luxury goods (0.3%)

Hanesbrands, Inc.(NON)(S)	483,100	11,884,260

		11,884,260
Tobacco (1.5%)

Altria Group, Inc.(S)	461,400	13,103,760

Lorillard, Inc.(S)	178,400	19,158,376

Philip Morris International, Inc.	488,800	36,547,576

		68,809,712
Wireless telecommunication services (0.3%)

Vodafone Group PLC ADR (United Kingdom)(S)	519,400	14,070,542

		14,070,542

Total common stocks (cost $4,103,870,935)		$4,418,133,259

CONVERTIBLE PREFERRED STOCKS (0.3%)(a)
	Shares	Value

General Motors Co. Ser. B, $2.375 cv. pfd.	315,309	$12,632,067

Total convertible preferred stocks (cost $10,591,296)		$12,632,067

SHORT-TERM INVESTMENTS (8.3%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.17%(d)	320,029,086	$320,029,086

Putnam Money Market Liquidity Fund 0.08%(e)	50,640,708	50,640,708

Total short-term investments (cost $370,669,794)		$370,669,794

TOTAL INVESTMENTS

Total investments (cost $4,485,132,025)(b)		$4,801,435,120

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2011 through January 31, 2012 (the reporting period).
(a)	Percentages indicated are based on net assets of $4,487,361,339.
(b)	The aggregate identified cost on a tax basis is $4,588,141,107, resulting in gross unrealized appreciation and depreciation of $550,122,483 and $336,828,470, respectively, or net unrealized appreciation of $213,294,013.
(NON)	Non-income-producing security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $310,694,440.
The fund received cash collateral of $320,029,086, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $7,848 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $139,161,170 and $133,314,874, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies, which are classified as Level 1 securities, are based on their net asset value (NAV). The NAV of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$458,326,475	$—	$—
Consumer staples	217,333,007	—	—
Energy	620,315,137	—	—
Financials	1,006,364,354	—	—
Health care	574,037,436	—	—
Industrials	498,059,009	—	—
Information technology	443,225,396	—	—
Materials	172,884,112	7,974,522	—
Telecommunication services	237,426,159	—	—
Utilities	175,138,436	7,049,216	—
Total common stocks	4,403,109,521	15,023,738	—
Convertible preferred stocks	—	12,632,067	—
Short-term investments	50,640,708	320,029,086	—

Totals by level	$4,453,750,229	$347,684,891	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Putnam Fund for Growth and Income

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 30, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 30, 2012